Derivative Financial Instruments and Fair Value Measurements - Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques (Details)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Volatility [Member] | Convertible Debt [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages	191.00%	66.00%
Volatility [Member] | Convertible Debt [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages	221.00%	175.00%
Volatility [Member] | Convertible Debt [Member] | Initial Valuations [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages	139.00%
Volatility [Member] | Convertible Debt [Member] | Initial Valuations [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages	198.00%
Expected Remaining Term [Member] | Convertible Debt [Member] | Minimum [Member]
Fair value assumptions, measurement input, term	6 months 21 days	2 months 16 days
Expected Remaining Term [Member] | Convertible Debt [Member] | Maximum [Member]
Fair value assumptions, measurement input, term	1 year 1 month 6 days	1 year 7 months 17 days
Expected Remaining Term [Member] | Convertible Debt [Member] | Initial Valuations [Member] | Minimum [Member]
Fair value assumptions, measurement input, term	1 year
Expected Remaining Term [Member] | Convertible Debt [Member] | Initial Valuations [Member] | Maximum [Member]
Fair value assumptions, measurement input, term	2 years
Risk-Free Interest Rate [Member] | Convertible Debt [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages	2.11%	1.03%
Risk-Free Interest Rate [Member] | Convertible Debt [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages	2.33%	1.24%
Risk-Free Interest Rate [Member] | Convertible Debt [Member] | Initial Valuations [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages	1.33%
Risk-Free Interest Rate [Member] | Convertible Debt [Member] | Initial Valuations [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages	2.31%
Expected Dividend Yield [Member] | Convertible Debt [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages
Expected Dividend Yield [Member] | Convertible Debt [Member] | Initial Valuations [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages
Warrants [Member] | Volatility [Member]
Fair value assumptions, measurement input, percentages	110.00%	137.00%
Warrants [Member] | Expected Remaining Term [Member]
Fair value assumptions, measurement input, term	2 months 30 days	1 year 2 months 30 days
Warrants [Member] | Risk-Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages	1.93%	1.24%
Warrants [Member] | Expected Dividend Yield [Member]
Fair value assumptions, measurement input, percentages